Supplementary Financial Statement Information (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of general and administrative expenses [Abstract]
Payroll and related expenses	$ 824	$ 614	$ 360
Professional services	431	138	530
Depreciation	116	102	18
Other	538	250	462
Net, general and administrative expenses	$ 1,909	$ 1,104	$ 1,370